Condensed Statements of Changes in Stockholders’ Equity (Unaudited) (Parentheticals)	5 Months Ended
Dec. 31, 2019 shares
Statement of Stockholders' Equity [Abstract]
Sale of Units, net of underwriting discount and offering costs	10,000,000